INTANGIBLE ASSETS OTHER THAN GOODWILL - Distribution Rights (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
INTANGIBLE ASSETS OTHER THAN GOODWILL
Renewal period for production and distribution contracts	5 years
Intangible assets other than goodwill		$ 695,926,565	$ 671,778,888	$ 659,631,543
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		664,877,100	644,233,416	$ 640,056,747
Distribution rights | Chile operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		301,187,149	302,814,149
Distribution rights | Brazil operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		182,986,222	165,670,430
Distribution rights | Paraguay operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		178,475,561	172,548,023
Distribution rights | Argentina operation
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		2,228,168	$ 3,200,814
Brazilian Beer Brand Therezopolis
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		$ 35,000
Purchase of intangible assets | R$	R$ 70
Percentage of each bottler bought	50.00%